Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right-of-use assets	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right-of-use assets [Line Items]
Motor vehicles	3 years
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right-of-use assets [Line Items]
Property	3 years
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right-of-use assets [Line Items]
Property	7 years